Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s condensed financial statements as of September 30, 2021 and in accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity, management determined it should restate its previously reported condensed financial statements. The Company had previously determined the shares of Common Stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Common Stock while also taking into consideration that a redemption cannot result in net tangible assets being less than $5,000,001. Management has also determined that the shares of Common Stock issued in connection with the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control.

Therefore, management has concluded that the redemption value should include all the shares of Common Stock subject to possible redemption, resulting in the shares of Common Stock subject to possible redemption being equal to their redemption value. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to previously presented financial statements. As a result, management has noted a restatement related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the shares of Common Stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and the shares of Common Stock.

The revision do not result in any change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$112,525,160	$7,474,840	$120,000,000
Common stock	$432	$(75)	$357
Additional paid-in capital	$5,020,136	$(5,020,136)	$—
Accumulated deficit	$(20,567)	$(2,454,196)	$(2,475,196)
Total stockholders’ equity (deficit)	$5,000,001	$(7,474,840)	$(2,474,839)
Number of shares subject to redemption	11,252,516	747,484	12,000,000

Balance Sheet as of December 31, 2019 (audited)
Common stock subject to possible redemption	$123,705,148	$6,492,214	$130,197,362
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,693,446	$(3,693,446)	$—
Accumulated deficit	$1,306,153	$(2,798,703)	$(1,492,550)
Total stockholders’ equity (deficit)	$5,000,001	$(6,492,214)	$(1,492,513)
Number of shares subject to redemption	12,353,237	648,315	13,001,552

Balance Sheet as of March 31, 2020 (unaudited)
Common stock subject to possible redemption	$124,081,469	$6,452,799	$130,534,268
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,317,125	$(3,317,125)	$—
Accumulated deficit	$1,682,483	$(3,135,609)	$(1,453,126)
Total stockholders’ equity (deficit)	$5,000,010	$(6,452,799)	$(1,452,789)
Number of shares subject to redemption	12,358,836	642,716	13,001,552
Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,982,509	$6,553,480	$130,535,989
Common stock	$403	$(66)	$337
Additional paid-in capital	$3,416,084	$(3,416,084)	$—
Accumulated deficit	$1,583,517	$(3,137,330)	$(1,553,813)
Total stockholders’ equity (deficit)	$5,000,004	$(6,553,480)	$(1,553,476)
Number of shares subject to redemption	12,358,836	642,716	13,001,552

Balance Sheet as of September 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,698,687	$6,829,335	$130,528,022
Common stock	$405	$(68)	$337
Additional paid-in capital	$3,699,904	$(3,699,904)	$—
Accumulated deficit	$1,299,693	$(3,129,363)	$(1,829,670)
Total stockholders’ equity (deficit)	$5,000,002	$(6,829,335)	$(1,829,333)
Number of shares subject to redemption	12,321,300	680,252	13,001,552

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$121,831,059	$8,713,900	$130,544,959
Common stock	$424	$(87)	$337
Additional paid-in capital	$5,567,513	$(5,567,513)	$—
Accumulated deficit	$(567,927)	$(3,146,300)	$(3,714,227)
Total stockholders’ equity (deficit)	$5,000,010	$(8,713,900)	$(3,713,890)
Number of shares subject to redemption	12,133,696	867,856	13,001,552

Balance Sheet as of March 31, 2021 (unaudited)
Common stock subject to possible redemption	$120,945,058	$9,371,001	$130,316,059
Common stock	$430	$(93)	$337
Additional paid-in capital	$6,453,508	$(6,453,508)	$—
Accumulated deficit	$(1,453,933)	$(2,917,400)	$(4,371,333)
Total stockholders’ equity (deficit)	$5,000,005	$(9,371,001)	$(4,370,996)
Number of shares subject to redemption	12,066,613	934,939	13,001,552

Balance Sheet as of June 30, 2021 (unaudited)
Common stock subject to possible redemption	$120,514,260	$9,710,295	$130,224,555
Common stock	$435	$(98)	$337
Additional paid-in capital	$6,884,301	$(6,884,301)	$—
Accumulated deficit	$(1,884,733)	$(2,825,896)	$(4,710,629)
Total stockholders’ equity (deficit)	$5,000,003	$(9,710,295)	$(4,710,292)
Number of shares subject to redemption	12,032,081	969,471	13,001,552
Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of December 31, 2019 (audited)
Sale of 13,001,552 Units, net of underwriting discount and offering expenses	$126,622,527	$(126,622,527)	$—
Initial value of common stock subject to redemption at IPO	$(123,705,148)	$123,705,148	$—
Accretion for common stock to redemption amount	$—	$(3,574,835)	$(3,574,835)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$(376,321)	$376,321	$—
Accretion for common stock to redemption amount	$—	$(336,906)	$(336,906)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of June 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$98,960	$(98,960)	$—
Accretion for common stock to redemption amount	$—	$(1,721)	$(1,721)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of September 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$283,822	$(283,822)	$—
Accretion for common stock to redemption amount	$—	$7,967	$7,967

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of December 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$1,867,628	$(1,867,628)	$—
Accretion for common stock to redemption amount	$—	$(16,937)	$(16,937)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2021 (unaudited)
Change in value of common stock subject to redemption	$886,001	$(886,001)	$—
Accretion for common stock to redemption amount	$—	$228,900	$228,900

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of June 30, 2021 (unaudited)
Change in value of common stock subject to redemption	$430,798	$(430,798)	$—
Accretion for common stock to redemption amount	$—	$91,504	$91,504

Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of common stock subject to possible redemption	$122,378,428	$7,637,092	$130,015,520

In connection with the change in presentation for the common stock subject to redemption, the Company also restated its income (loss) per common share calculated to allocate net income (loss), with all allocated to common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). The impact of this restatement on the Company’s financial statements is reflected in the following table:

Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Common Stock subject to possible redemption	12,128,362	(7,617,397)	4,510,965
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.01	$0.16	$0.17
Weighted average shares outstanding, Common Stock	3,394,029	(246,439)	3,147,590
Basic and diluted net loss per share, Common Stock	$0.33	$(0.16)	$0.17

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,237	(648,315)	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,018,703	(648,315)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.04)	$0.06	$0.02

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,356,037	645,515	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,015,904	(645,516)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.06)	$0.08	$0.02

Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,612	647,940	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.05)	$—
Weighted average shares outstanding, Common Stock	4,018,328	(647,940)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.14)	$0.14	$—

Statement of Operations for the year ended December 31, 2020 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,345,490	656,062	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.16)	$(0.11)
Weighted average shares outstanding, Common Stock	4,026,450	(656,026)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.60)	$0.49	$(0.11)

Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,133,696	867,856	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$(0.02)	$(0.03)	$(0.05)
Weighted average shares outstanding, Common Stock	4,238,244	(867,856)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.15)	$0.10	$(0.05)

Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,066,613	934,939	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$—	$(0.03)	$(0.03)
Weighted average shares outstanding, Common Stock	4,305,327	(934,939)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.10)	$0.07	$(0.03)

Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,099,969	(901,583)	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$—	$(0.08)	$(0.08)
Weighted average shares outstanding, Common Stock	4,271,971	(901,583)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.31)	$0.23	$(0.08)

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Amendment 1

The Company previously accounted for its outstanding Private Warrants as components of equity instead of as derivative liabilities. The warrant agreement governing the Private Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The SEC Statement advises, among other things, that certain adjustments generally present in SPAC warrants preclude such warrants from being accounted for as equity, which terms are similar to those contained in the warrant agreement.

In further consideration of the SEC Statement, the Company’s management further evaluated the Private Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company should have classified the Private Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Private Warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Private Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the Trust Account.

The table below summarizes the effects of the restatement on the financial statements for all periods being restated. The restatement did not result in a change to net income or cash flows for the three months ended March 31, 2020 and the three and six months ended June 30, 2020 as there was no change in the fair value of the Warrants.

	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Balance sheet as of November 7, 2019 (audited)
Warrant Liability	$—	$3,037,500	$3,037,500
Common Stock Subject to Possible Redemption	115,562,660	(3,037,500)	112,525,160
Common Stock	401	31	432
Additional Paid-in Capital	5,000,221	19,915	5,020,136
Accumulated Deficit	(621)	(19,946)	(20,567)

Balance sheet as of December 31, 2019 (audited)
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,680,303	(1,975,155)	123,705,148
Common Stock	382	20	402
Additional Paid-in Capital	4,898,117	(1,204,671)	3,693,446
Retained Earnings	101,502	1,204,651	1,306,153

Balance sheet as of March 31, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	126,056,624	(1,975,155)	124,081,469
Common Stock	382	20	402
Additional Paid-in Capital	4,521,796	(1,204,671)	3,317,125
Retained Earnings	477,832	1,204,651	1,682,483

Balance sheet as of June 30, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,957,664	(1,975,155)	123,982,509
Common Stock	383	20	403
Additional Paid-in Capital	4,620,755	(1,204,671)	3,416,084
Retained Earnings	378,866	1,204,651	1,583,517
	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Balance sheet as of September 30, 2020
Warrant Liability	$—	$2,172,671	$2,172,671
Common Stock Subject to Possible Redemption	125,871,358	(2,172,671)	123,698,687
Common Stock	383	22	405
Additional Paid-in Capital	4,707,061	(1,007,157)	3,699,904
Retained Earnings	292,558	1,007,135	1,299,693

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$3,950,311	$3,950,311
Common Stock Subject to Possible Redemption	125,781,370	(3,950,311)	121,831,059
Common Stock	384	40	424
Additional Paid-in Capital	4,797,048	770,465	5,567,513
Retained Earnings (Accumulated Deficit)	202,578	(770,505)	(567,927)

Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$1,224,597	$1,224,597
Transaction costs allocable to warrant liability	—	(19,946)	(19,946)
Net income	101,502	1,204,651	1,306,153
Weighted average shares outstanding, Common Stock subject to possible redemption	12,446,534	(318,172)	12,128,362
Basic and diluted net income per share, Common Stock subject to possible redemption	0.01	—	0.01
Weighted average shares outstanding, Common Stock	3,305,465	88,564	3,394,029
Basic and diluted net loss per share, Common Stock	0.03	0.30	0.33

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,477	(197,240)	12,353,237
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,821,463	197,240	4,018,703
Basic and diluted net loss per share, Common Stock	(0.04)	—	(0.04)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,553,036	(196,999)	12,356,037
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,818,918	196,986	4,015,904
Basic and diluted net loss per share, Common Stock	(0.07)	0.01	(0.06)
	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(197,516)	$197,516
Net income (loss)	191,056	(197,516)	(6,460)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,512	(196,900)	12,353,612
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,821,429	196,899	4,018,328
Basic and diluted net loss per share, Common Stock	(0.10)	(0.04)	(0.14)

Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(1,975,156)	$(1,975,156)
Net income (loss)	101,076	(1,975,156)	(1,874,080)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,547,286	(201,796)	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,824,645	201,805	4,026,450
Basic and diluted net loss per share, Common Stock	(0.12)	(0.48)	(0.60)

Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Net income	$101,502	$1,204,651	$1,306,153
Change in fair value of warrant liability	—	(1,224,597)	(1,224,597)
Transaction costs associated with Initial Public Offering	—	19,946	19,946
Initial classification of Common Stock subject to possible redemption	125,578,180	(3,199,752)	122,378,428
Change in value of Common Stock subject to possible redemption	102,123	1,224,597	1,326,720

Cash Flow Statement for the Nine Months Ended September 30, 2020 (unaudited)
Net income (loss)	$191,056	$(197,516)	$(6,460)
Change in fair value of warrant liability	—	197,516	197,516
Change in value of Common Stock subject to possible redemption	191,055	(197,516)	(6,461)

Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Net income (loss)	$101,076	$(1,975,156)	$(1,874,080)
Change in fair value of warrant liability	—	1,975,156	1,975,156
Change in value of Common Stock subject to possible redemption	101,067	(1,975,156)	(1,874,089)

Amendment 2

In connection with the preparation of the Company’s financial statements as of September 30, 2021 and in accordance with SEC guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to possible redemption to be classified as temporary equity, which is outside of stockholder’s equity, management determined it should restate its previously reported financial statements. The Company had previously determined the shares of Common Stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Common Stock while also taking into consideration that a redemption cannot result in net tangible assets being less than $5,000,001. Management has also determined that the shares of Common Stock issued in connection with the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control.

Therefore, management has concluded that the redemption value should include all the shares of Common Stock subject to possible redemption, resulting in the shares of Common Stock subject to possible redemption being equal to their redemption value. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to previously presented financial statements. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the shares of Common Stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and the shares of Common Stock.

The restatement does not result in any change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Balance Sheet as of November 7, 2019 (audited)
Common stock subject to possible redemption	$112,525,160	$7,474,840	$120,000,000
Common stock	$432	$(75)	$357
Additional paid-in capital	$5,020,136	$(5,020,136)	$—
Accumulated deficit	$(20,567)	$(2,454,629)	$(2,475,196)
Total stockholders’ equity (deficit)	$5,000,001	$(7,474,840)	$(2,474,839)
Number of shares subject to redemption	11,252,516	747,484	12,000,000

Balance Sheet as of December 31, 2019 (audited)
Common stock subject to possible redemption	$123,705,148	$6,492,214	$130,197,362
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,693,446	$(3,693,446)	$—
Accumulated deficit	$1,306,153	$(2,798,703)	$(1,492,550)
Total stockholders’ equity (deficit)	$5,000,001	$(6,492,214)	$(1,492,513)
Number of shares subject to redemption	12,353,237	648,315	13,001,552

Balance Sheet as of March 31, 2020 (unaudited)
Common stock subject to possible redemption	$124,081,469	$6,452,799	$130,534,268
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,317,125	$(3,317,125)	$—
Accumulated deficit	$1,682,483	$(3,135,609)	$(1,453,126)
Total stockholders’ equity (deficit)	$5,000,010	$(6,452,799)	$(1,452,789)
Number of shares subject to redemption	12,358,836	642,716	13,001,552
	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Balance Sheet as of June 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,982,509	$6,553,480	$130,535,989
Common stock	$403	$(66)	$337
Additional paid-in capital	$3,416,084	$(3,416,084)	$—
Accumulated deficit	$1,583,517	$(3,137,330)	$(1,553,813)
Total stockholders’ equity (deficit)	$5,000,004	$(6,553,480)	$(1,553,476)
Number of shares subject to redemption	12,348,817	652,735	13,001,552

Balance Sheet as of September 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,698,687	$6,829,335	$130,528,022
Common stock	$405	$(68)	$337
Additional paid-in capital	$3,699,904	$(3,699,904)	$—
Accumulated deficit	$1,299,693	$(3,129,363)	$(1,829,670)
Total stockholders’ equity (deficit)	$5,000,002	$(6,829,335)	$(1,829,333)
Number of shares subject to redemption	12,321,300	680,252	13,001,552

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$121,831,059	$8,713,900	$130,544,959
Common stock	$424	$(87)	$337
Additional paid-in capital	$5,567,513	$(5,567,513)	$—
Accumulated deficit	$(567,927)	$(3,146,300)	$(3,714,227)
Total stockholders’ equity (deficit)	$5,000,010	$(8,713,900)	$(3,713,890)
Number of shares subject to redemption	12,133,696	867,856	13,001,552

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the year ended ended December 31, 2019 (audited)
Sale of 13,001,552 Units, net of underwriting discount and offering expenses	$126,622,527	$(126,622,527)	$—
Initial value of common stock subject to redemption at IPO	$(123,705,148)	$123,705,148	$—
Accretion for common stock to redemption amount	$—	$(3,574,835)	$(3,574,835)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$(376,321)	$376,321	$—
Accretion for common stock to redemption amount	$—	$(336,906)	$(336,906)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended June 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$98,960	$(98,960)	$—
Accretion for common stock to redemption amount	$—	$(1,721)	$(1,721)
	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended September 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$283,822	$(283,822)	$—
Accretion for common stock to redemption amount	$—	$7,967	$7,967

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$1,867,628	$(1,867,628)	$—
Accretion for common stock to redemption amount	$—	$(347,597)	$(347,597)

Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption	$122,378,428	$7,637,092	$130,015,520
Change in value of Class A common stock subject to possible redemption	$1,326,720	$(1,144,878)	$181,842

Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$376,321	$(39,415)	$336,906

Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$277,361	$61,266	$338,627

Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$(6,461)	$337,121	$330,660

Statement of Cash Flows for the period ended December 31, 2020 (audited)
Change in value of Class A common stock subject to possible redemption	$(1,874,089)	$2,221,686	$347,597

In connection with the change in presentation for the common stock subject to redemption, the Company also restated its income (loss) per common share calculated to allocate net income (loss), with all allocated to common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). The impact of this restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,128,362	$(7,617,397)	$4,510,965
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.01	$0.16	$0.17
Weighted average shares outstanding, Common Stock	3,394,029	(246,439)	3,147,590
Basic and diluted net income per share, Common Stock	$0.33	$(0.16)	$0.17

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,237	$648,315	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,018,703	(648,315)	3,370,388
Basic and diluted net income (loss) per share, Common Stock	$(0.04)	$0.06	$0.02

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,356,037	$645,515	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,015,904	(645,516)	3,370,388
Basic and diluted net income (loss) per share, Common Stock	$(0.06)	$0.08	$0.02

Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,612	$647,940	$13,001,552
Basic and diluted net income (loss) per share, Common Stock subject to possible redemption	$0.05	$(0.05)	$—
Weighted average shares outstanding, Common Stock	4,018,328	(647,940)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.14)	$0.14	$—
	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Statement of Operations for the year ended December 31, 2020 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,345,490	$656,062	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.16)	$(0.11)
Weighted average shares outstanding, Common Stock	4,026,450	(656,026)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.60)	$0.49	$(0.11)